Income Tax Expense - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 31, 2016 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015	Dec. 31, 2017 USD ($)
Disclosure of income tax expense [Line Items]
Statutory tax rates		17.00%	17.00%	17.00%
Reduction of unappropriated retained earnings through capital transfer	$ (5,052,343)		$ (5,052,343)
Tax on unappropriated retained earnings				10.00%
Deductible temporary differences		$ 28,584	534,568		$ 964
Taxable temporary differences		$ 920,943			$ 31,071
Balance of imputation tax credit account			$ 1,192,119
Imputation tax credit, Creditable tax rate			20.48%
ThaiLin Semiconductor Corp. [member]
Disclosure of income tax expense [Line Items]
Statutory tax rates				17.00%
ChipMOS TECHNOLOGIES (Shanghai) LTD. [member]
Disclosure of income tax expense [Line Items]
Statutory tax rates		25.00%	25.00%	25.00%